Time charters acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 21, 2015
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired			$ 20,000
Amortization of intangible assets	$ 7,247	$ 7,268	218
Accumulated amortization	14,733	7,486	218
Above-market acquired time charter contract, net	5,267	12,514
Lena River
Finite-Lived Intangible Assets [Line Items]
Consideration for vessel and related time charter				$ 240,000
Amortization of intangible assets	$ 7,247	$ 7,268	$ 218